John Hancock
Hedged Equity & Income Fund
Quarterly portfolio holdings 3/31/2020

Fund’s investments
As of 3-31-20 (unaudited)
	Shares	Value
Common stocks 78.5%		$108,088,983
(Cost $138,214,133)
Communication services 11.3%		15,497,558
Diversified telecommunication services 5.2%
AT&T, Inc.	11,966	348,809
BT Group PLC	56,080	81,572
CenturyLink, Inc.	11,815	111,770
China Telecom Corp., Ltd., H Shares	325,556	98,638
China Unicom Hong Kong, Ltd.	169,560	98,896
Elisa OYJ	11,283	696,425
Hellenic Telecommunications Organization SA	71,020	858,526
Koninklijke KPN NV	400,617	958,039
KT Corp.	5,407	87,512
Magyar Telekom Telecommunications PLC	40,849	45,491
Nippon Telegraph & Telephone Corp.	5,074	121,353
O2 Czech Republic AS	76,525	696,247
Proximus SADP	2,820	64,760
Spark New Zealand, Ltd.	31,799	77,391
Telefonica Deutschland Holding AG	62,932	154,505
Verizon Communications, Inc.	49,930	2,682,739
Entertainment 0.3%
Avex, Inc.	4,600	36,296
DeNA Company, Ltd.	5,220	57,177
Netflix, Inc. (A)	144	54,072
NHN Corp. (A)	385	21,438
Nintendo Company, Ltd.	194	75,399
The Walt Disney Company	1,665	160,839
Interactive media and services 0.9%
Alphabet, Inc., Class A (A)	520	604,214
Facebook, Inc., Class A (A)	2,088	348,278
Gree, Inc.	19,610	75,588
InterActiveCorp (A)	258	46,241
Kakaku.com, Inc.	1,591	29,098
Z Holdings Corp.	24,345	77,616
Media 1.4%
Comcast Corp., Class A	34,577	1,188,757
Criteo SA, ADR (A)	3,325	26,434
Eutelsat Communications SA	3,861	40,136
Fuji Media Holdings, Inc.	3,475	34,516
Gendai Agency, Inc.	1,160	3,052
Metropole Television SA	4,218	46,683
Nippon Television Holdings, Inc.	6,470	72,097
RTL Group SA	5,290	177,151
SES SA	5,030	29,508
Telenet Group Holding NV	2,803	84,170
Television Francaise 1	11,113	60,399
TV Asahi Holdings Corp.	4,140	62,745
WPP PLC	7,370	50,108
Zee Entertainment Enterprises, Ltd.	15,000	24,372
Wireless telecommunication services 3.5%
China Mobile, Ltd.	79,461	595,503
Intouch Holdings PCL	30,935	46,846
KDDI Corp.	35,233	1,040,733
2	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Communication services (continued)
Wireless telecommunication services (continued)
Millicom International Cellular SA	21,665	$601,930
Mobile TeleSystems PJSC, ADR	22,955	174,458
MTN Group, Ltd.	8,923	23,926
NTT DOCOMO, Inc.	43,416	1,357,752
Orange Belgium SA	3,023	53,149
SK Telecom Company, Ltd.	331	48,143
Softbank Corp.	65,222	830,842
VEON, Ltd.	36,569	55,219
Consumer discretionary 4.5%		6,226,124
Auto components 0.5%
Aisan Industry Company, Ltd.	2,180	10,142
Bridgestone Corp.	5,711	174,817
Exedy Corp.	4,055	59,681
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	56,585	120,217
NOK Corp.	7,165	78,473
Sumitomo Riko Company, Ltd.	5,480	29,646
Tachi-S Company, Ltd.	3,540	31,975
Tokai Rika Company, Ltd.	5,290	65,399
Toyoda Gosei Company, Ltd.	4,025	68,501
Toyota Boshoku Corp.	3,080	36,430
Unipres Corp.	5,600	49,743
Automobiles 1.1%
Daimler AG	4,040	120,651
Dongfeng Motor Group Company, Ltd., H Shares	158,610	103,273
Ford Motor Company	26,073	125,933
Honda Motor Company, Ltd.	10,200	228,240
Isuzu Motors, Ltd.	95,200	630,022
Mitsubishi Motors Corp.	15,420	43,447
Nissan Motor Company, Ltd.	46,887	156,870
Renault SA	2,559	48,633
Diversified consumer services 0.1%
Allstar Co-Invest LLC (A)(C)(D)	236,300	0
Benesse Holdings, Inc.	1,090	27,738
H&R Block, Inc.	6,366	89,633
Hotels, restaurants and leisure 0.7%
Chipotle Mexican Grill, Inc. (A)	77	50,389
Las Vegas Sands Corp.	4,717	200,331
Sands China, Ltd.	146,000	531,161
Starbucks Corp.	2,537	166,782
Yum! Brands, Inc.	1,193	81,756
Household durables 0.2%
Coway Company, Ltd.	1,046	49,480
Funai Electric Company, Ltd. (A)	7,323	32,599
Nikon Corp.	7,035	64,569
Persimmon PLC	2,823	66,732
Taylor Wimpey PLC	96,958	139,519
Internet and direct marketing retail 0.8%
Alibaba Group Holding, Ltd., ADR (A)	1,584	308,056
Amazon.com, Inc. (A)	376	733,095
Qliro Group AB (A)	16,909	6,784
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	3

	Shares	Value
Consumer discretionary (continued)
Leisure products 0.0%
Sankyo Company, Ltd.	2,060	$59,741
Multiline retail 0.1%
Kohl's Corp.	1,766	25,766
Macy's, Inc.	5,936	29,146
Marks & Spencer Group PLC	27,267	33,054
Specialty retail 0.9%
CECONOMY AG (A)	11,163	24,234
Halfords Group PLC	18,765	16,233
Kingfisher PLC	40,576	71,272
Nishimatsuya Chain Company, Ltd.	6,160	42,501
Shimamura Company, Ltd.	1,540	93,068
The Gap, Inc.	4,109	28,927
The Home Depot, Inc.	5,049	942,699
Xebio Holdings Company, Ltd.	5,625	46,307
Textiles, apparel and luxury goods 0.1%
361 Degrees International, Ltd.	159,720	25,938
Daphne International Holdings, Ltd. (A)	224,950	3,448
Geox SpA	18,406	14,730
Sanyo Shokai, Ltd.	3,060	38,343
Consumer staples 6.7%		9,285,242
Beverages 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	11,547	29,919
Coca-Cola Icecek AS	7,456	39,573
PepsiCo, Inc.	1,917	230,232
Food and staples retailing 0.6%
Cawachi, Ltd.	1,370	30,065
Costco Wholesale Corp.	328	93,523
J Sainsbury PLC	48,798	126,260
METRO AG	2,337	19,905
Seven & i Holdings Company, Ltd.	2,244	74,108
Walmart, Inc.	4,114	467,433
Food products 1.8%
General Mills, Inc.	4,133	218,098
Hormel Foods Corp.	3,224	150,367
Kellogg Company	18,786	1,126,972
Nestle SA	6,373	652,390
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	249,530	12,734
The Hershey Company	483	63,998
The Kraft Heinz Company	8,634	213,605
Tyson Foods, Inc., Class A	1,229	71,122
Wens Foodstuffs Group Company, Ltd., Class A	10,300	46,575
Household products 0.6%
Colgate-Palmolive Company	2,039	135,308
Hindustan Unilever, Ltd.	3,106	94,196
Kimberly-Clark Corp.	1,482	189,503
The Clorox Company	654	113,306
The Procter & Gamble Company	2,744	301,840
Personal products 0.2%
Kao Corp.	1,868	152,183
The Estee Lauder Companies, Inc., Class A	428	68,198
4	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Tobacco 3.3%
Altria Group, Inc.	15,083	$583,260
British American Tobacco PLC	10,452	356,050
Imperial Brands PLC	24,273	447,967
Japan Tobacco, Inc.	50,467	933,472
KT&G Corp.	2,186	133,843
Philip Morris International, Inc.	20,713	1,511,220
Swedish Match AB	10,562	598,017
Energy 6.2%		8,483,820
Energy equipment and services 0.1%
Fugro NV (A)	4,638	18,724
Saipem SpA (A)	18,826	45,388
The Drilling Company of 1972 A/S (A)	249	4,744
Trican Well Service, Ltd. (A)	22,616	7,232
Oil, gas and consumable fuels 6.1%
Advantage Oil & Gas, Ltd. (A)	24,465	24,860
ARC Resources, Ltd.	8,048	23,161
BP PLC	48,589	199,261
Cameco Corp.	4,995	38,085
Chevron Corp.	2,234	161,876
Coal India, Ltd.	96,323	176,686
Enbridge, Inc.	41,626	1,212,132
Eni SpA	18,307	181,925
Equinor ASA	7,430	92,623
Exxon Mobil Corp.	11,668	443,034
Galp Energia SGPS SA	90,912	1,039,685
Gazprom PJSC, ADR	14,892	67,908
Inpex Corp.	14,940	83,814
Japan Petroleum Exploration Company, Ltd.	1,565	25,648
Kinder Morgan, Inc.	16,930	235,666
LUKOIL PJSC, ADR	905	53,333
LUKOIL PJSC, ADR	239	14,139
Oil & Natural Gas Corp., Ltd.	49,249	43,901
Ovintiv, Inc.	4,361	11,962
Royal Dutch Shell PLC, B Shares	14,917	250,219
Surgutneftegas PJSC, ADR	13,085	54,214
Targa Resources Corp.	134,741	931,060
TC Energy Corp.	31,716	1,409,675
The Williams Companies, Inc.	10,675	151,051
TOTAL SA	38,192	1,439,028
Tourmaline Oil Corp.	3,865	23,729
YPF SA, ADR	4,570	19,057
Financials 13.6%		18,715,131
Banks 7.1%
ABN AMRO Bank NV (B)	27,206	220,770
AIB Group PLC (A)	49,012	54,346
Allahabad Bank (A)	29,555	1,932
Aozora Bank, Ltd.	4,963	94,715
Bank of America Corp.	50,900	1,080,607
Bank of Ireland Group PLC	26,281	48,990
BNP Paribas SA	4,145	121,014
BPER Banca	13,330	40,562
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	5

	Shares	Value
Financials (continued)
Banks (continued)
CaixaBank SA	55,172	$102,102
Canara Bank (A)	18,952	22,896
China Construction Bank Corp., H Shares	1,123,000	912,827
CIMB Group Holdings BHD	71,832	59,775
Dah Sing Financial Holdings, Ltd.	12,970	36,632
DGB Financial Group, Inc.	9,506	35,618
DNB ASA	55,084	613,687
Erste Group Bank AG	2,369	43,371
HSBC Holdings PLC	11,200	62,874
ING Groep NV	21,738	111,388
Kasikornbank PCL, NVDR	27,478	76,423
KB Financial Group, Inc.	3,821	107,462
Mitsubishi UFJ Financial Group, Inc.	317,549	1,188,126
Moneta Money Bank AS (B)	97,340	200,478
National Australia Bank, Ltd.	5,783	59,321
People's United Financial, Inc.	12,407	137,097
Resona Holdings, Inc.	160,195	480,314
Royal Bank of Canada	13,629	844,198
Sberbank of Russia PJSC, ADR	4,830	45,402
Shinhan Financial Group Company, Ltd.	6,608	154,589
Skandinaviska Enskilda Banken AB, A Shares	15,609	104,534
Societe Generale SA	5,635	92,313
Standard Chartered PLC	158,022	873,671
Sumitomo Mitsui Financial Group, Inc.	6,400	155,478
Sumitomo Mitsui Trust Holdings, Inc.	3,960	113,771
The Bank of Nova Scotia	28,358	1,158,057
The Tochigi Bank, Ltd.	11,770	16,891
Unicaja Banco SA (B)	71,647	40,908
UniCredit SpA	14,145	109,434
Wells Fargo & Company	5,679	162,987
Capital markets 1.5%
CME Group, Inc.	1,080	186,743
GAM Holding AG (A)	8,857	16,462
Ichiyoshi Securities Company, Ltd.	4,710	19,415
IGM Financial, Inc.	6,245	103,617
Intercontinental Exchange, Inc.	2,029	163,842
Julius Baer Group, Ltd. (A)	3,141	105,216
MarketAxess Holdings, Inc.	209	69,507
Nomura Holdings, Inc.	21,000	88,622
UBS Group AG (A)	139,087	1,274,887
Uranium Participation Corp. (A)	9,877	27,372
Consumer finance 0.0%
Provident Financial PLC	14,420	38,515
Diversified financial services 0.4%
G-Resources Group, Ltd. (A)	1,715,680	9,898
Industrivarden AB, C Shares	28,764	550,759
Insurance 3.6%
Admiral Group PLC	3,458	95,234
Ageas	2,304	96,012
Assicurazioni Generali SpA	11,848	160,479
AXA SA	60,156	1,018,558
Dai-ichi Life Holdings, Inc.	8,145	96,723
6	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Direct Line Insurance Group PLC	64,748	$236,376
Fidelity National Financial, Inc.	3,899	97,007
Gjensidige Forsikring ASA	31,884	542,959
Powszechny Zaklad Ubezpieczen SA	22,356	167,938
Sampo OYJ, A Shares	2,456	70,853
Shin Kong Financial Holding Company, Ltd.	180,593	45,294
T&D Holdings, Inc.	17,065	138,340
The Progressive Corp.	16,947	1,251,366
Tokio Marine Holdings, Inc.	20,500	937,968
Tongyang Life Insurance Company, Ltd.	8,713	16,655
Mortgage real estate investment trusts 0.9%
AGNC Investment Corp.	60,859	643,888
Annaly Capital Management, Inc.	109,437	554,846
Thrifts and mortgage finance 0.1%
New York Community Bancorp, Inc.	11,099	104,220
Health care 9.1%		12,598,254
Biotechnology 0.7%
AbbVie, Inc.	5,382	410,055
Amgen, Inc.	671	136,032
Gilead Sciences, Inc.	6,343	474,203
Health care equipment and supplies 1.2%
Abbott Laboratories	4,437	350,124
Coloplast A/S, B Shares	860	124,723
Hoya Corp.	1,237	105,184
Koninklijke Philips NV	16,103	661,147
Medtronic PLC	2,218	200,019
ResMed, Inc.	1,538	226,532
Health care providers and services 0.3%
Anthem, Inc.	150	34,056
Cardinal Health, Inc.	2,141	102,640
UnitedHealth Group, Inc.	933	232,672
Health care technology 0.0%
AGFA-Gevaert NV (A)	8,446	31,403
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	1,190	15,791
Pharmaceuticals 6.9%
AstraZeneca PLC	10,970	977,415
Bristol-Myers Squibb Company	5,768	321,508
Chugai Pharmaceutical Company, Ltd.	1,561	180,601
Daiichi Sankyo Company, Ltd.	880	60,435
Eisai Company, Ltd.	890	65,101
Eli Lilly & Company	590	81,845
Johnson & Johnson	4,865	637,947
Merck & Company, Inc.	15,029	1,156,331
Merck KGaA	5,306	535,705
Novartis AG	17,360	1,432,179
Novo Nordisk A/S, B Shares	1,185	70,764
Orion OYJ, Class B	16,768	682,395
Pfizer, Inc.	51,663	1,686,280
Recordati SpA	9,801	412,942
Roche Holding AG	2,717	874,173
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	7

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Company, Ltd.	9,290	$282,863
Zoetis, Inc.	299	35,189
Industrials 7.1%		9,724,005
Aerospace and defense 1.0%
BAE Systems PLC	85,810	551,331
L3Harris Technologies, Inc.	292	52,595
Lockheed Martin Corp.	1,791	607,059
Northrop Grumman Corp.	308	93,185
Air freight and logistics 0.1%
bpost SA	3,070	21,644
CTT-Correios de Portugal SA	4,545	11,392
PostNL NV	32,547	41,184
United Parcel Service, Inc., Class B	981	91,645
Airlines 0.1%
ANA Holdings, Inc.	2,437	59,375
Deutsche Lufthansa AG	5,901	55,193
SAS AB (A)	24,922	21,867
Building products 0.5%
Assa Abloy AB, B Shares	28,061	523,862
Cie de Saint-Gobain	7,208	172,959
Commercial services and supplies 0.3%
Babcock International Group PLC	12,589	59,414
Prosegur Cia de Seguridad SA	13,102	32,722
Republic Services, Inc.	2,303	172,863
Toppan Forms Company, Ltd.	4,940	44,024
Waste Management, Inc.	1,592	147,356
Construction and engineering 1.6%
China Machinery Engineering Corp., H Shares	107,310	28,743
Chiyoda Corp. (A)	7,225	14,044
Implenia AG	1,418	49,289
JGC Holdings Corp.	7,845	62,619
Raubex Group, Ltd.	24,521	23,816
Shanghai Construction Group Company, Ltd., Class A	695,600	312,334
Skanska AB, B Shares	28,601	430,421
Toyo Engineering Corp. (A)	5,310	15,746
Vinci SA	15,334	1,252,930
Electrical equipment 0.9%
ABB, Ltd.	22,331	388,136
Cosel Company, Ltd.	3,540	32,096
Emerson Electric Company	17,060	812,909
Zumtobel Group AG (A)	5,204	34,315
Industrial conglomerates 0.1%
3M Company	1,331	181,695
Machinery 1.2%
Alfa Laval AB	29,924	512,328
Atlas Copco AB, B Shares	13,617	396,109
Epiroc AB, A Shares	42,941	427,389
Hisaka Works, Ltd.	3,580	24,241
Mitsubishi Heavy Industries, Ltd.	2,865	72,204
OKUMA Corp.	380	12,316
The Japan Steel Works, Ltd.	5,080	60,814
8	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
THK Company, Ltd.	2,610	$52,588
Toshiba Machine Company, Ltd.	1,083	21,406
Marine 0.2%
A.P. Moller - Maersk A/S, Series B	123	109,023
D/S Norden A/S	4,996	55,716
Kuehne + Nagel International AG	287	39,095
Pacific Basin Shipping, Ltd.	338,210	40,214
Professional services 0.5%
Adecco Group AG	3,449	135,913
Hays PLC	29,021	41,335
Pagegroup PLC	10,494	47,113
RELX PLC	21,412	456,984
SThree PLC	8,491	24,174
Road and rail 0.0%
The Go-Ahead Group PLC	1,490	15,090
Trading companies and distributors 0.6%
Rexel SA	11,613	85,511
SIG PLC	24,429	6,981
Triton International, Ltd.	25,978	672,016
Transportation infrastructure 0.0%
Hamburger Hafen und Logistik AG	1,204	16,682
Information technology 8.0%		11,060,227
Communications equipment 1.0%
Cisco Systems, Inc.	27,611	1,085,388
Motorola Solutions, Inc.	997	132,521
Nokia OYJ	37,039	114,075
Electronic equipment, instruments and components 0.3%
Citizen Watch Company, Ltd.	18,785	66,278
Enplas Corp.	1,310	25,532
Foxconn Technology Company, Ltd.	36,620	59,637
Hitachi High-Tech Corp.	1,173	86,652
Innolux Corp.	284,940	49,111
Nichicon Corp.	9,410	58,458
Nippon Chemi-Con Corp.	3,860	42,064
IT services 1.5%
Broadridge Financial Solutions, Inc.	1,397	132,478
Fidelity National Information Services, Inc.	1,213	147,549
Fujitsu, Ltd.	1,256	113,126
IBM Corp.	2,894	321,031
Infosys, Ltd.	7,678	63,424
Itochu Techno-Solutions Corp.	3,205	91,280
Jack Henry & Associates, Inc.	545	84,606
Leidos Holdings, Inc.	1,307	119,787
Mastercard, Inc., Class A	1,040	251,222
Nomura Research Institute, Ltd.	4,006	84,618
Obic Company, Ltd.	634	82,604
Sopra Steria Group	154	16,845
The Western Union Company	4,873	88,347
TravelSky Technology, Ltd., H Shares	18,000	31,504
Visa, Inc., Class A	2,934	472,726
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	9

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 2.5%
Broadcom, Inc.	839	$198,927
Disco Corp.	183	35,603
Intel Corp.	3,038	164,417
KLA Corp.	1,171	168,320
Maxim Integrated Products, Inc.	1,450	70,485
Miraial Company, Ltd.	1,600	13,723
QUALCOMM, Inc.	1,628	110,134
Skyworks Solutions, Inc.	473	42,277
Taiwan Semiconductor Manufacturing Company, Ltd.	147,000	1,323,340
Texas Instruments, Inc.	10,931	1,092,335
Tokyo Electron, Ltd.	784	146,117
Tokyo Seimitsu Company, Ltd.	2,375	66,849
Software 1.2%
Intuit, Inc.	459	105,570
Microsoft Corp.	8,304	1,309,624
Oracle Corp.	2,505	121,067
Trend Micro, Inc.	2,500	123,456
Technology hardware, storage and peripherals 1.5%
Acer, Inc.	124,580	64,211
Apple, Inc.	4,812	1,223,643
Canon, Inc.	13,743	298,648
Compal Electronics, Inc.	188,875	107,809
HP, Inc.	8,328	144,574
Maxell Holdings, Ltd.	3,780	37,059
Melco Holdings, Inc.	636	12,800
NetApp, Inc.	861	35,895
Quadient	3,243	56,926
Samsung Electronics Company, Ltd.	2,241	87,133
Seagate Technology PLC	1,607	78,422
Materials 2.7%		3,752,867
Chemicals 0.5%
Air Liquide SA	3,003	383,325
China BlueChemical, Ltd., H Shares	197,000	30,249
Dow, Inc.	2,412	70,527
EMS-Chemie Holding AG	101	62,991
JSR Corp.	6,110	111,675
Nitto Denko Corp.	1,670	74,180
Construction materials 0.2%
Imerys SA	1,470	36,485
LafargeHolcim, Ltd. (A)	4,267	155,718
Vicat SA	1,367	34,987
Containers and packaging 0.1%
Amcor PLC	16,185	131,422
AMVIG Holdings, Ltd.	62,540	11,862
International Paper Company	2,450	76,269
Nampak, Ltd. (A)	74,708	4,064
Metals and mining 1.9%
Anglo American PLC	4,923	86,269
Barrick Gold Corp.	7,933	145,774
Centerra Gold, Inc. (A)	9,185	54,628
Chubu Steel Plate Company, Ltd.	1,510	8,643
10	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
CST Group, Ltd. (A)	1,440,000	$4,631
Eldorado Gold Corp. (A)	6,141	37,890
Eregli Demir ve Celik Fabrikalari TAS	161,626	183,139
Fortescue Metals Group, Ltd.	15,613	95,680
Gold Fields, Ltd.	8,158	39,815
Harmony Gold Mining Company, Ltd., ADR (A)	13,990	30,498
IAMGOLD Corp. (A)	6,663	15,192
Impala Platinum Holdings, Ltd.	5,294	22,058
Kinross Gold Corp. (A)	13,280	52,854
Kyoei Steel, Ltd.	4,510	51,806
Magnitogorsk Iron & Steel Works PJSC, GDR	21,639	133,642
MMC Norilsk Nickel PJSC, ADR	4,470	108,442
Nakayama Steel Works, Ltd.	7,190	26,641
Neturen Company, Ltd.	2,390	15,520
Norsk Hydro ASA	35,910	77,428
Northern Dynasty Minerals, Ltd. (A)	3,439	1,320
Pacific Metals Company, Ltd.	1,850	26,697
Polymetal International PLC	24,435	418,215
Resolute Mining, Ltd. (A)	39,124	19,399
Salzgitter AG	4,032	47,436
Sansteel Minguang Company, Ltd., Class A	131,447	146,527
SEMAFO, Inc. (A)	23,340	45,277
Severstal PJSC, GDR	45,494	498,440
Tokyo Steel Manufacturing Company, Ltd.	10,540	65,846
Western Areas, Ltd.	30,096	35,709
Yamato Kogyo Company, Ltd.	3,505	60,032
Yodogawa Steel Works, Ltd.	840	13,665
Real estate 2.9%		3,983,209
Equity real estate investment trusts 1.8%
American Tower Corp.	341	74,253
Crown Castle International Corp.	925	133,570
Equity Residential	828	51,096
Extra Space Storage, Inc.	1,862	178,305
Fortress REIT, Ltd., Class B	1,237,026	115,010
Growthpoint Properties, Ltd.	94,610	67,722
Healthpeak Properties, Inc.	3,067	73,148
Host Hotels & Resorts, Inc.	8,050	88,872
Iron Mountain, Inc.	10,366	246,711
Land Securities Group PLC	6,127	42,251
Medical Properties Trust, Inc.	32,189	556,548
Public Storage	928	184,310
Redefine Properties, Ltd.	358,084	47,372
Resilient REIT, Ltd.	17,571	31,233
Simon Property Group, Inc.	2,087	114,493
The British Land Company PLC	9,061	37,786
The Macerich Company	30,274	170,443
WP Carey, Inc.	4,733	274,893
Real estate management and development 1.1%
CK Asset Holdings, Ltd.	14,210	77,099
Mitsubishi Estate Company, Ltd.	6,040	89,206
Nexity SA	29,607	911,310
Vonovia SE	8,440	417,578
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	11

	Shares	Value
Utilities 6.4%		$8,762,546
Electric utilities 2.4%
Alliant Energy Corp.	1,329	64,177
American Electric Power Company, Inc.	2,069	165,479
Duke Energy Corp.	3,176	256,875
Edison International	17,235	944,306
Entergy Corp.	1,221	114,737
Evergy, Inc.	1,248	68,702
Eversource Energy	1,691	132,253
FirstEnergy Corp.	1,433	57,420
Iberdrola SA	48,024	469,723
NextEra Energy, Inc.	1,027	247,117
OGE Energy Corp.	2,285	70,218
Pinnacle West Capital Corp.	5,476	415,026
PPL Corp.	7,690	189,789
Xcel Energy, Inc.	1,483	89,425
Independent power and renewable electricity producers 1.1%
AES Corp.	34,161	464,590
China Longyuan Power Group Corp., Ltd., H Shares	404,088	220,554
China Yangtze Power Company, Ltd., Class A	335,334	815,490
NTPC, Ltd.	7,198	7,987
Multi-utilities 2.5%
CenterPoint Energy, Inc.	6,016	92,947
Centrica PLC	73,081	34,435
CMS Energy Corp.	728	42,770
Consolidated Edison, Inc.	821	64,038
Dominion Energy, Inc.	5,469	394,807
DTE Energy Company	649	61,636
E.ON SE	84,447	866,230
Engie SA	10,139	103,828
National Grid PLC	76,395	892,620
Public Service Enterprise Group, Inc.	712	31,976
RWE AG	22,026	576,015
Sempra Energy	810	91,522
WEC Energy Group, Inc.	1,895	167,006
Water utilities 0.4%

Guangdong Investment, Ltd.	286,000	548,848
Preferred securities 0.6%		$784,163
(Cost $1,078,660)
Consumer discretionary 0.5%		695,557
Automobiles 0.5%
Volkswagen AG	6,038	695,557
Information technology 0.1%		88,606
Technology hardware, storage and peripherals 0.1%

Samsung Electronics Company, Ltd.	2,719	88,606
Exchange-traded funds 0.5%		$703,943
(Cost $714,367)
iShares Edge MSCI Min Vol USA ETF	12,556	678,150
iShares Core MSCI EAFE ETF	517	25,793

12	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 14.3%					$19,619,292
(Cost $22,454,764)
Communication services 2.7%					3,729,246
Diversified telecommunication services 0.6%
CenturyLink, Inc. (B)	4.000	02-15-27		125,000	119,375
CenturyLink, Inc.	7.500	04-01-24		30,000	32,850
Embarq Corp.	7.995	06-01-36		100,000	99,000
Frontier Communications Corp.	6.875	01-15-25		40,000	10,000
Frontier Communications Corp. (B)	8.500	04-01-26		85,000	77,682
Frontier Communications Corp.	10.500	09-15-22		40,000	10,450
Intelsat Jackson Holdings SA (B)	8.500	10-15-24		85,000	53,525
Telecom Argentina SA (B)	6.500	06-15-21		126,000	105,999
Telecom Italia Capital SA	7.200	07-18-36		40,000	41,400
Telecom Italia SpA (B)	5.303	05-30-24		200,000	201,012
Ziggo BV (B)	5.500	01-15-27		153,000	153,000
Media 1.7%
Altice Financing SA (B)	7.500	05-15-26		210,000	204,225
Altice France Holding SA	8.000	03-15-27	EUR	100,000	108,766
Altice France SA (B)	3.375	01-15-28	EUR	100,000	103,139
Altice France SA	5.875	02-01-27	EUR	165,000	184,708
CCO Holdings LLC (B)	4.500	08-15-30		45,000	44,100
CCO Holdings LLC (B)	4.500	05-01-32		60,000	58,512
CCO Holdings LLC (B)	5.750	02-15-26		205,000	207,132
CSC Holdings LLC (B)	6.500	02-01-29		390,000	420,611
DISH DBS Corp.	5.000	03-15-23		175,000	168,009
DISH DBS Corp.	5.875	07-15-22		50,000	48,691
DISH DBS Corp.	5.875	11-15-24		30,000	29,215
DISH DBS Corp.	7.750	07-01-26		30,000	30,825
Gray Television, Inc. (B)	5.125	10-15-24		130,000	125,613
Gray Television, Inc. (B)	5.875	07-15-26		50,000	48,140
iHeartCommunications, Inc. (B)	5.250	08-15-27		65,000	56,641
Lamar Media Corp. (B)	3.750	02-15-28		30,000	28,121
Nexstar Broadcasting, Inc. (B)	5.625	07-15-27		180,000	175,950
Scripps Escrow, Inc. (B)	5.875	07-15-27		100,000	88,000
WMG Acquisition Corp.	3.625	10-15-26	EUR	100,000	112,235
WMG Acquisition Corp. (B)	5.500	04-15-26		85,000	83,088
Wireless telecommunication services 0.4%
Sprint Capital Corp.	8.750	03-15-32		35,000	46,288
Sprint Corp.	7.125	06-15-24		50,000	54,937
Sprint Corp.	7.250	09-15-21		215,000	221,601
Turkcell Iletisim Hizmetleri AS	5.800	04-11-28		200,000	176,406
Consumer discretionary 1.9%					2,544,646
Auto components 0.1%
Adient Global Holdings, Ltd.	3.500	08-15-24	EUR	100,000	71,689
Panther BF Aggregator 2 LP (B)	8.500	05-15-27		40,000	34,896
Distributors 0.1%
LKQ European Holdings BV	3.625	04-01-26	EUR	100,000	98,477
Diversified consumer services 0.2%
La Financiere Atalian SASU	4.000	05-15-24	EUR	100,000	62,861
La Financiere Atalian SASU (B)	4.000	05-15-24	EUR	100,000	62,861
Q-Park Holding I BV (B)	2.000	03-01-27	EUR	100,000	93,919
Service Corp. International	4.625	12-15-27		35,000	35,000
Service Corp. International	5.125	06-01-29		25,000	25,500
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 1.0%
Aramark Services, Inc. (B)	5.000	04-01-25		30,000	$28,398
Boyd Gaming Corp. (B)	4.750	12-01-27		25,000	20,625
Boyd Gaming Corp.	6.375	04-01-26		85,000	73,525
Caesars Resort Collection LLC (B)	5.250	10-15-25		120,000	86,664
Eldorado Resorts, Inc.	6.000	04-01-25		130,000	117,000
Golden Entertainment, Inc. (B)	7.625	04-15-26		51,000	33,660
Hilton Domestic Operating Company, Inc.	4.250	09-01-24		152,000	142,120
Jacobs Entertainment, Inc. (B)	7.875	02-01-24		165,000	139,013
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	4.750	06-01-27		60,000	56,400
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	5.250	06-01-26		60,000	59,916
New Red Finance, Inc. (B)	5.000	10-15-25		320,000	305,597
Penn National Gaming, Inc. (B)	5.625	01-15-27		186,000	137,988
Sugarhouse HSP Gaming Prop Mezz LP (B)	5.875	05-15-25		110,000	90,167
Wynn Las Vegas LLC (B)	5.500	03-01-25		120,000	111,600
Yum! Brands, Inc. (B)	4.750	01-15-30		30,000	27,942
Household durables 0.3%
Adams Homes, Inc. (B)	7.500	02-15-25		20,000	19,100
Ashton Woods USA LLC (B)	6.625	01-15-28		95,000	75,050
KB Home	4.800	11-15-29		30,000	25,200
M/I Homes, Inc. (B)	4.950	02-01-28		70,000	59,413
M/I Homes, Inc.	5.625	08-01-25		40,000	35,800
Taylor Morrison Communities, Inc. (B)	5.750	01-15-28		140,000	125,008
Leisure products 0.1%
Mattel, Inc. (B)	5.875	12-15-27		40,000	40,800
Mattel, Inc. (B)	6.750	12-31-25		140,000	142,800
Multiline retail 0.0%
Party City Holdings, Inc. (B)	6.625	08-01-26		40,000	4,000
Specialty retail 0.1%
Asbury Automotive Group, Inc. (B)	4.500	03-01-28		8,000	6,800
Asbury Automotive Group, Inc. (B)	4.750	03-01-30		8,000	6,800
Lithia Motors, Inc. (B)	4.625	12-15-27		65,000	58,507
PetSmart, Inc. (B)	5.875	06-01-25		30,000	29,550
Consumer staples 0.8%					1,092,575
Food and staples retailing 0.0%
Performance Food Group, Inc. (B)	5.500	10-15-27		45,000	41,738
Food products 0.6%
B&G Foods, Inc.	5.250	09-15-27		55,000	53,625
Kraft Heinz Foods Company (B)	3.750	04-01-30		105,000	100,144
MARB BondCo PLC (B)	7.000	03-15-24		200,000	178,498
Post Holdings, Inc. (B)	4.625	04-15-30		15,000	14,363
Post Holdings, Inc. (B)	5.000	08-15-26		190,000	195,539
Post Holdings, Inc. (B)	5.625	01-15-28		70,000	71,225
Post Holdings, Inc. (B)	5.750	03-01-27		100,000	102,471
TreeHouse Foods, Inc.	4.875	03-15-22		140,000	138,600
Household products 0.1%
Diamond BC BV	5.625	08-15-25	EUR	200,000	131,907
Personal products 0.1%
Prestige Brands, Inc. (B)	5.125	01-15-28		50,000	49,515
Revlon Consumer Products Corp.	6.250	08-01-24		65,000	14,950
14	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy 1.6%					$2,175,468
Energy equipment and services 0.1%
Tervita Corp. (B)	7.625	12-01-21		179,000	125,300
Transocean, Inc.	6.800	03-15-38		110,000	25,300
Oil, gas and consumable fuels 1.5%
Antero Midstream Partners LP (B)	5.750	01-15-28		90,000	57,600
Buckeye Partners LP (B)	4.125	03-01-25		45,000	37,935
Buckeye Partners LP (B)	4.500	03-01-28		40,000	32,800
Centennial Resource Production LLC (B)	5.375	01-15-26		65,000	15,600
Cheniere Energy Partners LP (B)	4.500	10-01-29		71,000	63,190
Chesapeake Energy Corp. (B)	11.500	01-01-25		197,000	31,520
DCP Midstream Operating LP	5.375	07-15-25		120,000	81,300
Energen Corp.	4.625	09-01-21		105,000	101,362
Energy Transfer Operating LP	4.250	03-15-23		110,000	98,518
EQM Midstream Partners LP	6.500	07-15-48		50,000	27,485
EQT Corp.	3.900	10-01-27		80,000	55,176
Foresight Energy LLC (B)(E)	11.500	04-01-23		170,000	213
Jagged Peak Energy LLC	5.875	05-01-26		85,000	63,563
Matador Resources Company	5.875	09-15-26		105,000	29,363
Noble Holding International, Ltd. (B)	7.875	02-01-26		40,000	9,600
Petrobras Global Finance BV	5.093	01-15-30		80,000	73,000
Petrobras Global Finance BV	5.750	02-01-29		430,000	405,619
Petrobras Global Finance BV	7.375	01-17-27		60,000	61,350
QEP Resources, Inc.	5.250	05-01-23		105,000	38,850
QEP Resources, Inc.	5.375	10-01-22		15,000	7,050
QEP Resources, Inc.	5.625	03-01-26		87,000	31,755
SM Energy Company	5.000	01-15-24		100,000	29,500
SM Energy Company	5.625	06-01-25		50,000	13,626
SM Energy Company	6.125	11-15-22		5,000	2,116
SM Energy Company	6.625	01-15-27		35,000	10,187
State Oil Company of the Azerbaijan Republic	4.750	03-13-23		200,000	194,820
Tallgrass Energy Partners LP (B)	4.750	10-01-23		110,000	67,932
Tallgrass Energy Partners LP (B)	6.000	03-01-27		20,000	10,600
Targa Resources Partners LP	6.500	07-15-27		215,000	183,288
Vine Oil & Gas LP (B)	8.750	04-15-23		105,000	23,100
WPX Energy, Inc.	5.250	09-15-24		125,000	76,250
WPX Energy, Inc.	8.250	08-01-23		40,000	29,400
YPF SA	7.000	12-15-47		120,000	61,200
Financials 1.6%					2,173,566
Banks 0.5%
Abanca Corp. Bancaria SA (4.625% to 4-7-25, then 5 Year Euro Swap Rate + 5.014%)	4.625	04-07-30	EUR	100,000	88,783
Banco de Sabadell SA (6.500% to 5-18-22, then 5 Year Euro Swap Rate + 6.414%) (F)	6.500	05-18-22	EUR	200,000	160,392
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (B)(F)	8.125	12-23-25		250,000	257,500
UniCredit SpA (5.861% to 6-19-27, then 5 Year ICE Swap Rate + 3.703%) (B)	5.861	06-19-32		200,000	182,679
Capital markets 0.3%
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) (F)	6.250	12-18-24		200,000	184,250
MSCI, Inc. (B)	4.000	11-15-29		145,000	144,040
Consumer finance 0.5%
Credit Acceptance Corp. (B)	5.125	12-31-24		75,000	68,250
Credit Acceptance Corp.	6.625	03-15-26		70,000	66,150
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Consumer finance (continued)
DAE Funding LLC (B)	4.500	08-01-22		35,000	$32,463
DAE Funding LLC (B)	5.000	08-01-24		140,000	126,700
goeasy, Ltd. (B)	5.375	12-01-24		95,000	88,559
Navient Corp.	6.500	06-15-22		55,000	53,362
Springleaf Finance Corp.	6.125	05-15-22		120,000	121,764
Springleaf Finance Corp.	6.125	03-15-24		5,000	4,938
Springleaf Finance Corp.	8.250	12-15-20		155,000	155,000
Insurance 0.3%
Acrisure LLC (B)	7.000	11-15-25		165,000	141,900
Acrisure LLC (B)	8.125	02-15-24		72,000	70,132
Acrisure LLC (B)	10.125	08-01-26		75,000	69,750
Genworth Holdings, Inc.	4.800	02-15-24		5,000	4,325
Genworth Holdings, Inc.	4.900	08-15-23		75,000	64,500
Genworth Holdings, Inc.	6.500	06-15-34		50,000	41,000
Genworth Holdings, Inc.	7.200	02-15-21		30,000	28,125
Genworth Holdings, Inc.	7.625	09-24-21		20,000	19,004
Health care 1.6%					2,250,054
Health care equipment and supplies 0.2%
Constantin Investissement 3 SASU	5.375	04-15-25	EUR	100,000	99,998
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) (B)	8.625	09-15-24		85,000	77,775
Hill-Rom Holdings, Inc. (B)	4.375	09-15-27		80,000	78,800
Health care providers and services 0.5%
Centene Corp. (B)	3.375	02-15-30		45,000	41,850
Centene Corp. (B)	4.250	12-15-27		30,000	30,057
Centene Corp. (B)	4.625	12-15-29		30,000	30,150
Community Health Systems, Inc. (B)	6.625	02-15-25		95,000	87,875
Community Health Systems, Inc.	6.875	02-01-22		14,000	10,500
Community Health Systems, Inc. (B)	8.125	06-30-24		95,000	65,824
HCA, Inc.	3.500	09-01-30		285,000	258,746
HCA, Inc.	5.375	09-01-26		60,000	61,800
HCA, Inc.	5.625	09-01-28		10,000	10,467
HCA, Inc.	5.875	02-01-29		5,000	5,288
HCA, Inc.	7.500	11-15-95		65,000	64,981
West Street Merger Sub, Inc. (B)	6.375	09-01-25		30,000	26,151
Life sciences tools and services 0.1%
Avantor, Inc. (B)	6.000	10-01-24		200,000	209,540
Pharmaceuticals 0.8%
Bausch Health Companies, Inc.	4.500	05-15-23	EUR	130,000	137,476
Bausch Health Companies, Inc. (B)	5.000	01-30-28		135,000	127,805
Bausch Health Companies, Inc. (B)	5.500	03-01-23		10,000	9,800
Bausch Health Companies, Inc. (B)	5.875	05-15-23		15,000	14,850
Bausch Health Companies, Inc. (B)	6.125	04-15-25		95,000	93,575
Catalent Pharma Solutions, Inc. (B)	4.875	01-15-26		30,000	29,100
Catalent Pharma Solutions, Inc. (B)	5.000	07-15-27		20,000	19,400
Endo Finance LLC (B)	5.375	01-15-23		185,000	129,500
IQVIA, Inc. (B)	2.250	01-15-28	EUR	100,000	100,825
Teva Pharmaceutical Finance Netherlands II BV	1.250	03-31-23	EUR	100,000	97,047
Teva Pharmaceutical Finance Netherlands III BV	2.800	07-21-23		150,000	136,874
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28		200,000	194,000
16	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials 1.1%					$1,530,273
Aerospace and defense 0.3%
Bombardier, Inc. (B)	6.125	01-15-23		160,000	112,800
Bombardier, Inc. (B)	7.875	04-15-27		135,000	93,150
TransDigm, Inc. (B)	5.500	11-15-27		100,000	89,750
TransDigm, Inc. (B)	6.250	03-15-26		150,000	149,250
Building products 0.1%
Advanced Drainage Systems, Inc. (B)	5.000	09-30-27		25,000	22,250
Builders FirstSource, Inc. (B)	5.000	03-01-30		25,000	22,500
Standard Industries, Inc. (B)	5.375	11-15-24		55,000	52,803
Commercial services and supplies 0.3%
APX Group, Inc.	7.625	09-01-23		155,000	119,739
APX Group, Inc.	7.875	12-01-22		64,000	60,800
Arena Luxembourg Finance Sarl (B)	1.875	02-01-28	EUR	100,000	93,778
Clean Harbors, Inc. (B)	4.875	07-15-27		49,000	47,966
Stericycle, Inc. (B)	5.375	07-15-24		90,000	89,100
Construction and engineering 0.0%
Brand Industrial Services, Inc. (B)	8.500	07-15-25		60,000	47,112
Electrical equipment 0.2%
Sensata Technologies BV (B)	5.000	10-01-25		100,000	94,750
Sensata Technologies BV (B)	5.625	11-01-24		80,000	78,000
Techem Verwaltungsgesellschaft 675 mbH (B)	2.000	07-15-25	EUR	100,000	103,115
Trading companies and distributors 0.2%
Herc Holdings, Inc. (B)	5.500	07-15-27		140,000	130,200
United Rentals North America, Inc.	4.625	10-15-25		50,000	47,250
United Rentals North America, Inc.	5.875	09-15-26		75,000	75,960
Information technology 1.1%					1,481,086
IT services 0.2%
Cardtronics, Inc. (B)	5.500	05-01-25		10,000	9,500
Presidio Holdings, Inc. (B)	4.875	02-01-27		75,000	67,500
Presidio Holdings, Inc. (B)	8.250	02-01-28		60,000	52,875
Tempo Acquisition LLC (B)	6.750	06-01-25		190,000	173,861
Semiconductors and semiconductor equipment 0.4%
Entegris, Inc. (B)	4.625	02-10-26		145,000	137,750
Micron Technology, Inc.	4.640	02-06-24		35,000	35,556
Micron Technology, Inc.	4.975	02-06-26		90,000	94,346
Qorvo, Inc. (B)	4.375	10-15-29		85,000	79,050
Qorvo, Inc.	5.500	07-15-26		150,000	156,788
Software 0.3%
CDK Global, Inc. (B)	5.250	05-15-29		60,000	61,200
Infor US, Inc.	6.500	05-15-22		50,000	48,716
Open Text Corp. (B)	3.875	02-15-28		85,000	79,900
Open Text Holdings, Inc. (B)	4.125	02-15-30		70,000	65,818
PTC, Inc. (B)	3.625	02-15-25		15,000	14,025
PTC, Inc. (B)	4.000	02-15-28		20,000	19,206
SS&C Technologies, Inc. (B)	5.500	09-30-27		150,000	154,688
Technology hardware, storage and peripherals 0.2%
Western Digital Corp.	4.750	02-15-26		35,000	35,578
Xerox Corp.	4.125	03-15-23		140,000	139,160
Xerox Corp.	4.800	03-01-35		10,000	8,100
Xerox Corp.	6.750	12-15-39		50,000	47,469
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Materials 1.3%					$1,808,970
Chemicals 0.0%
CF Industries, Inc.	4.950	06-01-43		10,000	9,497
CF Industries, Inc.	5.150	03-15-34		45,000	45,686
CF Industries, Inc.	5.375	03-15-44		20,000	19,051
Construction materials 0.1%
American Builders & Contractors Supply Company, Inc. (B)	4.000	01-15-28		85,000	77,350
Containers and packaging 0.9%
ARD Finance SA (5.000% Cash or 5.750% PIK) (B)	5.000	06-30-27	EUR	195,000	165,601
Ardagh Packaging Finance PLC (B)	2.125	08-15-26	EUR	105,000	103,242
Ball Corp.	1.500	03-15-27	EUR	125,000	123,044
Berry Global, Inc. (B)	1.500	01-15-27	EUR	106,000	105,217
Berry Global, Inc. (B)	5.625	07-15-27		35,000	36,159
Berry Global, Inc.	6.000	10-15-22		55,000	54,347
Crown European Holdings SA	2.875	02-01-26	EUR	225,000	235,343
OI European Group BV (B)	4.000	03-15-23		10,000	9,500
Owens-Brockway Glass Container, Inc. (B)	5.875	08-15-23		165,000	161,700
Reynolds Group Issuer, Inc. (B)	5.125	07-15-23		155,000	153,836
Silgan Holdings, Inc. (B)	2.250	06-01-28	EUR	100,000	97,734
Metals and mining 0.2%
Constellium SE	4.250	02-15-26	EUR	125,000	103,397
Novelis Corp. (B)	4.750	01-30-30		75,000	66,750
Novelis Corp. (B)	5.875	09-30-26		55,000	53,975
Steel Dynamics, Inc.	4.125	09-15-25		25,000	23,916
Paper and forest products 0.1%
Flex Acquisition Company, Inc. (B)	6.875	01-15-25		175,000	163,625
Real estate 0.3%					414,155
Equity real estate investment trusts 0.3%
FelCor Lodging LP	6.000	06-01-25		240,000	229,200
Iron Mountain, Inc. (B)	4.875	09-15-29		75,000	70,454
VICI Properties LP (B)	3.500	02-15-25		10,000	9,238
VICI Properties LP (B)	3.750	02-15-27		5,000	4,713
VICI Properties LP (B)	4.250	12-01-26		60,000	55,050
VICI Properties LP (B)	4.625	12-01-29		50,000	45,500
Utilities 0.3%					419,253
Gas utilities 0.2%
AmeriGas Partners LP	5.500	05-20-25		32,000	29,440
AmeriGas Partners LP	5.750	05-20-27		40,000	37,205
AmeriGas Partners LP	5.875	08-20-26		118,000	113,020
Ferrellgas LP	6.500	05-01-21		20,000	17,450
Ferrellgas LP	6.750	01-15-22		55,000	47,025
Ferrellgas LP	6.750	06-15-23		54,000	46,575
Independent power and renewable electricity producers 0.1%
Clearway Energy Operating LLC (B)	4.750	03-15-28		65,000	60,288

NextEra Energy Operating Partners LP (B)	4.250	07-15-24		70,000	68,250
Convertible bonds 0.2%					$328,305
(Cost $426,452)
Consumer discretionary 0.0%					31,989
Hotels, restaurants and leisure 0.0%
Caesars Entertainment Corp.	5.000	10-01-24		30,000	31,989
18	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care 0.0%					$45,063
Health care equipment and supplies 0.0%
Integra LifeSciences Holdings Corp. (B)	0.500	08-15-25		51,000	45,063
Information technology 0.2%					251,253
Semiconductors and semiconductor equipment 0.0%
Microchip Technology, Inc.	2.250	02-15-37		50,000	46,687
Software 0.1%
Splunk, Inc.	1.125	09-15-25		50,000	55,250
Workday, Inc.	0.250	10-01-22		50,000	55,375
Technology hardware, storage and peripherals 0.1%

Western Digital Corp.	1.500	02-01-24		108,000	93,941
Term loans (G) 0.6%					$807,277
(Cost $910,421)
Consumer staples 0.1%					104,040
Food products 0.1%
Froneri Lux FinCo SARL, 2020 EUR Term Loan (6 month EURIBOR + 2.625%)	2.625	01-29-27	EUR	100,000	104,040
Financials 0.2%					272,324
Insurance 0.2%
Asurion LLC, 2018 Term Loan B7 (1 month LIBOR + 3.000%)	3.989	11-03-24		191,588	181,050
HUB International, Ltd., 2018 Term Loan B (2 month LIBOR + 2.750%)	4.543	04-25-25		98,250	91,274
Industrials 0.2%					351,611
Commercial services and supplies 0.1%
AVSC Holding Corp., 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.250%)	4.888	03-03-25		68,076	42,548
Pitney Bowes, Inc., Term Loan B (1 month LIBOR + 5.500%)	6.490	01-17-25		100,000	85,000
Professional services 0.1%
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 4.000%)	4.959	02-06-26		250,000	224,063
Information technology 0.1%					79,302
IT services 0.1%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	3.989	06-15-25		98,250	79,302
Escrow certificates 0.0%					$750
(Cost $194)
Texas Competitive Electric Holdings Company LLC (A)(D)	11.500	10-01-20		500,000	750

	Par value^	Value
Short-term investments 1.4%		$2,000,000
(Cost $2,000,000)
Repurchase agreement 1.4%		2,000,000
Goldman Sachs Tri-Party Repurchase Agreement dated 3-31-20 at 0.010% to be repurchased at $2,000,001 on 4-1-20, collateralized by $1,905,838 Government National Mortgage Association, 3.500% due 12-20-49 (valued at $2,040,001)	2,000,000	2,000,000

Total investments (Cost $165,798,991) 96.1%	$132,332,713
Other assets and liabilities, net 3.9%	5,301,063
Total net assets 100.0%	$137,633,776

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	19

Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund's investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
The fund had the following country composition as a percentage of net assets on 3-31-20:
United States	47.3%
Japan	9.9%
France	5.1%
United Kingdom	4.7%
Canada	4.4%
Switzerland	3.9%
Germany	2.7%
Sweden	2.6%
China	2.3%
Netherlands	2.3%
Other countries	14.8%
TOTAL	100.0%
20	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	205	Short	Jun 2020	$(5,370,707)	$(6,210,813)	$(840,106)
FTSE 100 Index Futures	43	Short	Jun 2020	(2,667,659)	(3,009,938)	(342,279)
MSCI EAFE Index Futures	91	Short	Jun 2020	(6,376,023)	(7,094,815)	(718,792)
Russell 2000 E-Mini Index Futures	147	Short	Jun 2020	(8,111,240)	(8,434,860)	(323,620)
						$(2,224,797)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	145,000	USD	108,172	MSI	4/3/2020	—	$(5,136)
CAD	145,000	USD	103,183	MSI	4/30/2020	—	(111)
EUR	960,000	USD	1,032,840	MSI	4/30/2020	$27,074	—
GBP	219,000	USD	279,858	BNP	4/3/2020	—	(7,834)
GBP	219,000	USD	281,360	MSI	4/3/2020	—	(9,337)
GBP	378,000	USD	442,544	MSI	4/30/2020	27,253	—
USD	103,159	CAD	145,000	MSI	4/3/2020	123	—
USD	38,653	CAD	55,000	MSI	4/30/2020	—	(443)
USD	193,781	EUR	177,000	BNP	4/30/2020	—	(1,640)
USD	133,993	EUR	121,000	GSI	4/30/2020	399	—
USD	57,300	EUR	52,000	SSB	4/30/2020	—	(112)
USD	11,943,200	EUR	10,665,000	DB	6/17/2020	146,600	—
USD	489,778	GBP	416,000	MSI	4/3/2020	—	(26,943)
USD	25,959	GBP	22,000	SSB	4/3/2020	—	(1,368)
USD	47,143	GBP	38,000	BNP	4/30/2020	—	(85)
USD	7,238,242	GBP	5,784,000	SCB	6/17/2020	44,362	—
						$245,811	$(53,009)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	S&P 500 Index	USD	2,690.00	Apr 2020	52	5,200	$551,027	$(372,580)
							$551,027	$(372,580)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
BNP	BNP Paribas
DB	Deutsche Bank AG
GSI	Goldman Sachs International
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	21

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of March 31, 2020, by major security category or type:
	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$15,497,558	$5,801,830	$9,695,728	—
Consumer discretionary	6,226,124	2,782,513	3,443,611	—
Consumer staples	9,285,242	5,537,985	3,747,257	—
Energy	8,483,820	4,774,627	3,709,193	—
Financials	18,715,131	6,630,756	12,084,375	—
Health care	12,598,254	6,085,433	6,512,821	—
Industrials	9,724,005	2,831,323	6,892,682	—
Information technology	11,060,227	7,701,345	3,358,882	—
Materials	3,752,867	770,093	2,982,774	—
Real estate	3,983,209	2,146,642	1,836,567	—
Utilities	8,762,546	4,226,816	4,535,730	—
22	|

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities	$784,163	—	$784,163	—
Exchange-traded funds	703,943	$703,943	—	—
Corporate bonds	19,619,292	—	19,619,292	—
Convertible bonds	328,305	—	328,305	—
Term loans	807,277	—	807,277	—
Escrow certificates	750	—	—	$750
Short-term investments	2,000,000	—	2,000,000	—
Total investments in securities	$132,332,713	$49,993,306	$82,338,657	$750
Derivatives:
Assets
Forward foreign currency contracts	$245,811	—	$245,811	—
Liabilities
Futures	(2,224,797)	$(2,224,797)	—	—
Forward foreign currency contracts	(53,009)	—	(53,009)	—
Written options	(372,580)	(372,580)	—	—
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Allstar Co-Invest LLC	8-1-11	$240,553	236,300	—	—	236,300	0.0%	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	23